Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

December 31, 2018 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	790	440	60	410
Other	5	5	—	—
	795	445	60	410

December 31, 2017 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	698	370	41	369
Other	5	5	—	—
	703	375	41	369

Financing charges capitalized to intangible assets under development were $2 million in 2018 (2017 - $2 million). The estimated annual amortization expense for intangible assets is as follows: 2019 - $67 million; 2020 - $50 million; 2021 - $48 million; 2022 - $46 million; and 2023 - $35 million.